Financial Risk Management - Schedule of Range of Payments (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Trade accounts and notes payable not covered by the supplier finance agreement	5 days	3 days
Bottom of range [member] | Purchase card [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	91 days	270 days
Bottom of range [member] | Electronic trade receivable secured loan [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	45 days	45 days
Top of range [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Trade accounts and notes payable not covered by the supplier finance agreement	123 days	123 days
Top of range [member] | Purchase card [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	205 days	288 days
Top of range [member] | Electronic trade receivable secured loan [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities under supplier finance arrangement	123 days	123 days